Non-Controlling Interests (Tables)	12 Months Ended
Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Schedule of non-controlling interest

	October 31, 2019	October 31, 2018
Balance, beginning of year	$-	$-
Net assets contributed	196,250	-
Non-controlling interest’s 40% share of GRD Cali, LLC	(153,762)	-
Non-controlling interest’s 40% share of Idalia, LLC	(22,950)	-
Balance, end of year	$19,538	$-

G R D Cali L L C [Member]
IfrsStatementLineItems [Line Items]
Schedule of summarized financial information

	October 31, 2019	October 31, 2018
Current assets	$93,460	$-
Long-term assets	41,642	-
Current liabilities	25,801	-
Advances from parent	73,705	-
Net loss for the year	$384,404	$-

Idalia L L C [Member]
IfrsStatementLineItems [Line Items]
Schedule of summarized financial information

	October 31, 2019	October 31, 2018
Current assets	$-	$-
Long-term assets	13,248	-
Current liabilities	-	-
Advances from parent	-	-
Net loss for the year	$57,376	$-